June 30, 2017

VIA EDGAR

U.S. Securities and Exchange Commission
Division of Investment Management
100 F. Street, N.E.
Washington, D.C. 20549

Re: Olden Lane Trust Series 7

1940 Act File No.: 811-23043

1933 Act File No.: 333-217617

Dear Sir / Madam:

In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the "Securities Act") this letter serves to certify that the most recent amendment to the registration statement on Form S-6 for the above captioned Trust does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. Amendment No. 2, which was the most recent Amendment to the Registration Statement, was filed electronically with the Commission on June 27, 2017.

Sincerely,
OLDEN LANE TRUST SERIES 7,
as Registrant
By: OLDEN LANE SECURITIES LLC,
as Depositor
By: /s/ Michel Serieyssol
Name: Michel Serieyssol
Title: Chief Executive Officer

200 Forrestal Road. Princeton NJ 08540   |   (609) 436-9595   |   www.oldenlane.com